Acquired Intangible Assets and Goodwill - Recognized Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, indefinite-lived	$ 107,826		$ 107,980	$ 107,980	$ 85,598
Total gross carrying amount	579,756		580,322	580,322	525,278
Accumulated amortization	151,355		144,282	144,282	112,820
Foreign currency translation loss	566		270	270	997
Intangible amortization	7,225	$ 6,832		31,588	27,046	$ 30,511
Tradenames and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, indefinite-lived	107,826		107,980	107,980
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite-lived	409,715		410,094	410,094	380,863
Accumulated amortization	$ 104,635		97,895	$ 97,895	71,390
Average remaining life in years	11 years			11 years
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite-lived	$ 411		412	$ 412	413
Accumulated amortization	$ 236		231	$ 231	151
Average remaining life in years	5 years			5 years
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite-lived	$ 61,804		61,836	$ 61,836	58,405
Accumulated amortization	$ 46,484		$ 46,156	$ 46,156	$ 41,279
Average remaining life in years	6 years			6 years